Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Intangible Assets
Changes in intangible assets for the years ended December 31, 2021 and 2022, are as follows:

	2021
( i n millions of Korean won)	Goodwill		Development costs		Software		Frequency usage rights		Others 1		Total
Acquisition cost	￦	536,093	￦	1,767,422	￦	1,053,980	￦	3,373,095	￦	1,167,735	￦	7,898,325
Less: Accumulated amortization (including accumulated impairment loss and others)		(306,008)		(1,486,423)		(907,980)		(2,212,432)		(824,224)		(5,737,067)

Beginning, net	￦	230,085	￦	280,999	￦	146,000	￦	1,160,663	￦	343,511	￦	2,161,258
Acquisition and capital expenditure		467,394		38,113		36,437		1,065,096		113,579		1,720,619
Disposal and termination		—		(7,893)		(506)		(276)		(5,108)		(13,783)
Amortization		—		(92,230)		(52,547)		(386,741)		(73,226)		(604,744)
Impairment		—		(216)		(316)		—		(3,216)		(3,748)
Changes in scope of consolidation		(607)		8,640		(4,548)		—		152,768		156,253
Others		—		960		14,905		389		15,224		31,478

Ending, net		696,872		228,373		139,425		1,839,131		543,532		3,447,333

Acquisition cost		1,002,530		1,812,377		1,083,426		2,617,647		1,426,576		7,942,556
Less: Accumulated amortization (including accumulated impairment loss and others)		(305,658)		(1,584,004)		(944,001)		(778,516)		(883,044)		(4,495,223)

	2022
( i n millions of Korean won)	Goodwill		Development costs		Software		Frequency usage rights		Others		Total
Acquisition cost	￦	1,002,530	￦	1,812,377	￦	1,083,426	￦	2,617,647	￦	1,426,576	￦	7,942,556
Less: Accumulated amortization (including accumulated impairment loss and others)		(305,658)		(1,584,004)		(944,001)		(778,516)		(883,044)		(4,495,223)

Beginning, net	￦	696,872	￦	228,373	￦	139,425	￦	1,839,131	￦	543,532	￦	3,447,333
Acquisition and capital expenditure		19,455		45,997		55,651		—		225,886		346,989
Disposal and termination		—		(5,503)		(48)		—		(20,117)		(25,668)
Amortization		—		(93,374)		(54,748)		(350,265)		(128,874)		(627,261)
Impairment		(24,006)		(744)		(508)		—		(5,416)		(30,674)
Changes in scope of consolidation		—		(2,320)		(802)		—		(7,144)		(10,266)
Others		15,902		(573)		16,106		(610)		(1,445)		29,380

Ending, net	￦	708,223	￦	171,856	￦	155,076	￦	1,488,256	￦	606,422	￦	3,129,833

Acquisition cost		1,037,887		1,803,687		1,156,951		2,617,707		1,532,061		8,148,293
Less: Accumulated amortization (including accumulated impairment loss and others)		(329,664)		(1,631,831)		(1,001,875)		(1,129,451)		(925,639)		(5,018,460)

Summary of Goodwill Allocated to Each Cash-Generation Unit
Goodwill is allocated to the Group’s cash-generating unit which is identified
by operating segments. As at December 31, 2022, goodwill allocated to each cash-generating unit is as follows:

( i n millions of Korean won)
Cash generating Unit	Amount

Mobile services 1,9	￦	65,057
BC Card Co., Ltd. 2		41,234
HCN Co., Ltd. 3		228,674
GENIE Music Corporation 4		50,214
MILLIE Co., Ltd. 5		54,725
PlayD Co., Ltd. 6		42,745
KT Telecop Co., Ltd. 7		15,418
Epsilon Global Communications Pte. Ltd. 8		160,033
KT MOS Bukbu Co., Ltd and others		50,123

Total	￦	708,223

1
The recoverable amounts of mobile services business are calculated based on value-in use calculations. These calculations use discounted cash flow projections for the next five years based on financial budgets. A terminal growth rate of 0.0% was applied for the cash flows expected to be incurred after five years. This growth rate does not exceed the average growth rate of the industry which the cash-generating unit belongs in. The Group estimated its revenue growth rate 1.13% based on past performance and its expectation of future market changes. In addition, management estimated the cash flow based on past performance and its expectation of market growth, and the discount rates 8.48% used reflected specific risks relating to the relevant CGU. As a result of the impairment test, the Group concluded that the carrying amount of CGU does not exceed the recoverable amount. Accordingly, the Group did not recognize an impairment loss on goodwill on mobile business for the years ended December 31, 2020, 2021 and 2022.

2
The recoverable amounts of BC Card Co., Ltd. are calculated based on value-in use calculations. These calculations use discounted cash flow projections for the next five years based on financial budgets. A terminal growth rate of 0.0% was applied for the cash flows expected to be incurred after five years. This growth rate does not exceed the average growth rate of the industry which the cash-generating unit belongs in. The Group estimated its revenue growth rate 1.57% based on past performance and its expectation of future market changes. In addition, management estimated the cash flow based on past performance and its expectation of market growth, and the discount rates 5.32% used reflected specific risks relating to the relevant CGU. As a result of the impairment test, the Group concluded that the carrying amount of CGU does not exceed the recoverable amount. Accordingly, the Group did not recognize an impairment loss on goodwill on BC Card Co., Ltd. for the years ended December 31, 2020, 2021 and 2022.

3
The recoverable
amounts
of HCN Co., Ltd. are calculated based on value-in use calculations. These calculations use discounted cash flow projections for the next f ive
years based on financial budgets. A terminal growth rate of 0.0% was applied for the cash flows expected to be incurred after f ive
years. This growth rate does not exceed the average growth rate of the industry which the cash-generating unit belongs in. The Group estimated its revenue growth rate 6.60% based on past performance and its expectation of future market changes.
In addition, management estimated the cash flow based on past performance and its expectation of market growth, and the discount rates 10.14% used reflected specific risks relating to the relevant CGU. As a result of the impairment test, HCN’s recoverable amount was KRW
228,674
 million, which was less than the carrying amount, and KRW 24,006 million of the impairment loss was distributed as goodwill in full and reflected in other expenses.

4
The recoverable amounts of GENIE Music Corporation are calculated based on value-in use calculations. These calculations use discounted cash flow projections for the next f ive
years based on financial budgets. A terminal growth rate of 0.0% was applied for the cash flows expected to be incurred after f ive
years. This growth rate does not exceed the average growth rate of the industry which the cash-generating unit belongs in. The Group estimated its revenue growth rate (-)0.41% based on past performance and its expectation of future market changes. In addition, management estimated the cash flow based on past performance and its expectation of market growth, and the discount rates 15.72% used reflected specific risks relating to the relevant CGU. As a result of the impairment test, the Group concluded that the carrying amount of CGU does not exceed the recoverable amount. Accordingly, the Group did not recognize an impairment loss on goodwill on GENIE Music Corporation for the years ended December 31, 2022.

5
The recoverable amounts of MILLIE
Co., Ltd.

are calculated based on value-in use calculations. These calculations use discounted cash flow projections for the next four years based on financial budgets. A terminal growth rate of 1.0% was applied for the cash flows expected to be incurred after four years. This growth rate does not exceed the average growth rate of the industry which the cash-generating unit belongs in. The Group estimated its revenue growth rate 27.83% based on past performance and its expectation of future market changes. In addition, management estimated the cash flow based on past performance and its expectation of market growth, and the discount rates 18.75% used reflected specific risks relating to the relevant CGU. As a result of the impairment test, the Group concluded that the carrying amount of CGU does not exceed the recoverable amount. Accordingly, the Group did not recognize an impairment loss on goodwill on MILLIE
Co., Ltd.
for the years ended December 31, 2022.

6
The recoverable amounts of PlayD Co., Ltd. are calculated based on value-in use calculations. These calculations use discounted cash flow projections for the next f ive
years based on financial budgets. A terminal growth rate of 1.0% was applied for the cash flows expected to be incurred after f ive
years. This growth rate does not exceed the average growth rate of the industry which the cash-generating unit belongs in. The Group estimated its revenue growth rate 9.16% based on past performance and its expectation of future market changes. In addition, management estimated the cash flow based on past performance and its expectation of market growth, and the discount rates 15.30% used reflected specific risks relating to the relevant CGU. As a result of the impairment test, the Group concluded that the carrying amount of CGU does not exceed the recoverable amount. Accordingly, the Group did not recognize an impairment loss on goodwill on PlayD Co., Ltd. for the years ended December 31, 2022.

7
The recoverable amounts of KT Telecop Co., Ltd. are calculated based on value-in use calculations. These calculations use discounted cash flow projections for the next five years based on financial budgets. A terminal growth rate of 1.0% was applied for the cash flows expected to be incurred after five years. This growth rate does not exceed the average growth rate of the industry which the cash-generating unit belongs in. The Group estimated its revenue growth rate 3.05% based on past performance and its expectation of future market changes. In addition, management estimated the cash flow based on past performance and its expectation of market growth, and the discount rates 10.23% used reflected specific risks relating to the relevant CGUs. As a result of the impairment test, the Group concluded that the carrying amount of CGU does not exceed the recoverable amount. Accordingly, the Group did not recognize an impairment loss on goodwill on KT Telecop Co., Ltd. for the years ended December 31, 2020, 2021 and 2022.
8
The recoverable amounts of Epsilon Global Communications Pte. Ltd. are calculated based on value-in use calculations. These calculations use discounted cash flow projections for the next nine years based on financial budgets. A terminal growth rate of 1.0% was applied for the cash flows expected to be incurred after nine years. This growth rate does not exceed the average growth rate of the industry which the cash-generating unit belongs in. The Group estimated its revenue growth rate 12.10% based on past performance and its expectation of future market changes. In addition, management estimated the cash flow based on past performance and its expectation of market growth, and the discount rates 9.74% used reflected specific risks relating to the relevant CGU. As a result of the impairment test, the Group concluded that the carrying amount of CGU does not exceed the recoverable amount. Accordingly, the Group did not recognize an impairment loss on goodwill on Epsilon Global Communications Pte. Ltd. for the years ended December 31, 2022.

9
The Group performed its impairment assessment for long-lived assets attributed to the Information and Communication Technology (“ICT”) reporting segment, which includes the Cash-Generating Units of Mobile, Fixed line, and Corporate Services (the “CGUs”). The Group compared the carrying value of each CGU to the estimated recoverable amount. The recoverable amounts of ICT reporting segment are calculated based on value-in use calculations. These calculations use discounted cash flow projections for the next five years based on financial budgets. A terminal growth rate of 0.0% was applied for the cash flows expected to be incurred after five years. This growth rate does not exceed the average growth rate of the industry which the cash-generating unit belongs in. The Group estimated its revenue growth rate 1.13% ~ 4.31% based on past performance and its expectation of future market changes. In addition, management estimated the cash flow based on past performance and its expectation of market growth, and the discount rate 8.48%. Accordingly, the Group did not recognize an impairment loss on ICT reporting segment for the years ended December 31, 2020, 2021 and 2022.